Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R and Class R6 Shares
Goldman Sachs Energy Infrastructure Fund
(the “Fund”)
Supplement dated February 27, 2024 to the
Prospectus dated March 30, 2023, as supplemented to date
Effective immediately, the Fund’s Prospectus with respect to Class A, Class C, Institutional, Investor, Class R and Class R6 Shares (the “Multi-Class Prospectus”) is revised as follows:
The following replaces in its entirety the table under the “Goldman Sachs Energy Infrastructure Fund—Summary—Expense Example” section in the Fund’s Multi-Class Prospectus:

	1 Year	3 Years	5 Years	10 years

Class A Shares	$691	$1,003	$1,337	$2,278

Class C Shares	$325	$709	$1,219	$2,620

Institutional Shares	$112	$365	$637	$1,414

Investor Shares	$124	$402	$701	$1,550

Class R Shares	$175	$557	$963	$2,100

Class R6 Shares	$111	$362	$632	$1,403

Class C Shares – Assuming no redemption	$225	$709	$1,219	$2,620

Goldman Sachs Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R and Class R6 Shares
Goldman Sachs Energy Infrastructure Fund
(the “Fund”)
Supplement dated February 27, 2024 to the
Prospectus dated March 30, 2023, as supplemented to date
Effective immediately, the Fund’s Prospectus with respect to Class A, Class C, Institutional, Investor, Class R and Class R6 Shares (the “Multi-Class Prospectus”) is revised as follows:
The following replaces in its entirety the table under the “Goldman Sachs Energy Infrastructure Fund—Summary—Expense Example” section in the Fund’s Multi-Class Prospectus:

	1 Year	3 Years	5 Years	10 years

Class A Shares	$691	$1,003	$1,337	$2,278

Class C Shares	$325	$709	$1,219	$2,620

Institutional Shares	$112	$365	$637	$1,414

Investor Shares	$124	$402	$701	$1,550

Class R Shares	$175	$557	$963	$2,100

Class R6 Shares	$111	$362	$632	$1,403

Class C Shares – Assuming no redemption	$225	$709	$1,219	$2,620

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Energy Infrastructure Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 691
3 Years	rr_ExpenseExampleYear03	1,003
5 Years	rr_ExpenseExampleYear05	1,337
10 years	rr_ExpenseExampleYear10	2,278
Goldman Sachs Energy Infrastructure Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,219
10 years	rr_ExpenseExampleYear10	2,620
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
10 years	rr_ExpenseExampleNoRedemptionYear10	2,620
Goldman Sachs Energy Infrastructure Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	637
10 years	rr_ExpenseExampleYear10	1,414
Goldman Sachs Energy Infrastructure Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	701
10 years	rr_ExpenseExampleYear10	1,550
Goldman Sachs Energy Infrastructure Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	963
10 years	rr_ExpenseExampleYear10	2,100
Goldman Sachs Energy Infrastructure Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	632
10 years	rr_ExpenseExampleYear10	$ 1,403